T. ROWE PRICE Global Stock Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 1.8%
Common Stocks 1.8%
B3  14,266,700 39,441
Magazine Luiza  51,067,322 67,319
XP, Class A (USD) (1) 599,000 19,953
Total Brazil (Cost
$132,797
)
126,713
CANADA 0.5%
Common Stocks 0.5%
Shopify, Class A (USD) (1) 34,208 32,985
Total Canada (Cost
$10,946
)
32,985
CAYMAN ISLANDS 0.1%
Common Stocks 0.0%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $2,295 (USD) (1)(2)(3) 602,203 2,205
2,205
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $2,858
(USD) (1)(2)(3) 57,979 7,082
7,082
Total Cayman Islands (Cost
$5,153
)
9,287
CHINA 7.3%
Common Stocks 7.3%
DiDi Global, Acquisition Date: 10/19/15, Cost $650 (USD) (1)(3) 23,700 325
Huazhu Group, ADR (USD) (1) 2,492,259 98,494
I-Mab, ADR (USD) (1)(4) 909,181 22,957
JD.com (HKD) (1) 140,747 4,795
Kanzhun, ADR (USD) (1) 1,414,196 42,836
Meituan, Class B (HKD) (1) 4,318,000 128,825
Shanghai MicroPort MedBot Group (HKD) (1)(4) 1,071,500 6,585
Tencent Holdings (HKD)  3,024,200 189,503
Trip.com Group, ADR (USD) (1) 931,927 24,799
Total China (Cost
$550,085
)
519,119

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 0.4%
Common Stocks 0.4%
Ascendis Pharma, ADR (USD) (1) 270,053 32,849
Total Denmark (Cost
$24,722
)
32,849
FRANCE 3.8%
Common Stocks 3.8%
Airbus (1) 2,084,036 266,117
Total France (Cost
$243,618
)
266,117
GERMANY 1.9%
Common Stocks 0.8%
Infineon Technologies  1,381,270 57,361
57,361
Preferred Stocks 1.1%
Sartorius  140,556 75,883
75,883
Total Germany (Cost
$40,488
)
133,244
INDIA 3.2%
Common Stocks 3.2%
Axis Bank (1) 12,360,604 129,104
HDFC Bank  4,963,777 99,750
Total India (Cost
$131,817
)
228,854
ITALY 2.7%
Common Stocks 2.7%
Ferrari (USD)  530,321 122,483
PRADA (HKD)  11,288,700 69,028
Total Italy (Cost
$154,057
)
191,511
JAPAN 4.5%
Common Stocks 4.5%
Daiichi Sankyo  3,369,200 75,706
Fancl  2,499,300 63,653

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Harmonic Drive Systems (4) 1,349,100 53,361
Recruit Holdings  1,326,800 65,582
Sony Group  525,700 58,809
Total Japan (Cost
$308,555
)
317,111
NETHERLANDS 1.9%
Common Stocks 1.9%
Adyen (1) 11,405 23,208
ASML Holding  161,866 109,631
Total Netherlands (Cost
$65,664
)
132,839
SPAIN 2.0%
Common Stocks 2.0%
Amadeus IT Group, Class A (1) 2,021,819 139,021
Total Spain (Cost
$114,076
)
139,021
SWEDEN 1.1%
Common Stocks 1.1%
Svenska Cellulosa, Class B  4,537,290 79,011
Total Sweden (Cost
$57,294
)
79,011
TAIWAN 2.2%
Common Stocks 2.2%
Taiwan Semiconductor Manufacturing  6,727,000 155,542
Total Taiwan (Cost
$83,103
)
155,542
UNITED KINGDOM 8.9%
Common Stocks 8.9%
Ashtead Group  2,489,884 178,096
Derwent London  2,663,678 123,080
Experian  2,599,596 108,580
London Stock Exchange Group  1,865,768 182,684
Trainline (1) 11,510,173 34,846
Total United Kingdom (Cost
$521,675
)
627,286

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 57.7%
Common Stocks 56.9%
Advanced Micro Devices (1) 629,241 71,891
Alphabet, Class A (1) 77,354 209,325
Amazon.com (1) 92,023 275,284
Apple  1,189,148 207,839
Atlassian, Class A (1) 76,047 24,665
Aurora Innovation, Acquisition Date: 3/1/19, Cost $1,103 (1)(3) 259,045 1,213
AvalonBay Communities, REIT  287,180 70,138
Bill.com Holdings (1) 123,972 23,333
Block, Class A (1) 268,467 32,831
Bright Horizons Family Solutions (1) 360,107 46,241
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $11,369 (1)
(2)(3) 6,670 11,367
Charles Schwab  3,785,149 331,958
CME Group  155,762 35,747
Copart (1) 402,615 52,038
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $4,929 (1)
(2)(3) 102,638 22,627
Datadog, Class A (1) 94,648 13,829
DoorDash, Class A (1) 214,067 24,294
Eli Lilly  629,722 154,527
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $22,057 (1)(2)(3) 35,359 34,002
Equity Residential, REIT  782,433 69,425
Estee Lauder, Class A  284,617 88,741
Exact Sciences (1) 1,290,512 98,543
Expedia Group (1) 805,883 147,710
Freshpet (1) 588,474 54,746
General Electric  3,118,242 294,612
HashiCorp, Class A (1)(4) 41,286 2,741
HubSpot (1) 70,934 34,673
Intuitive Surgical (1) 192,197 54,619
Kodiak Sciences (1) 197,992 11,622
Liberty Media-Liberty Formula One, Class C (1) 1,413,876 85,158
Mastercard, Class A  479,048 185,095
Meta Platforms, Class A (1) 287,452 90,047
Microsoft  679,802 211,405
MongoDB (1) 29,089 11,784
Nextdoor Holdings (1) 150,523 852
NIKE, Class B  547,090 81,008
Olaplex Holdings (1) 894,216 19,530
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,143 (1)
(2)(3) 834,772 851

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
Rivian Automotive, Class A (1)(4) 106,475 7,000
ROBLOX, Class A (1) 295,551 19,465
ServiceNow (1) 48,980 28,692
Signature Bank  464,948 141,637
Snap, Class A (1) 225,349 7,333
Snowflake, Class A (1) 30,229 8,340
Stripe, Class B, Acquisition Date: 5/18/21, Cost $2,609 (1)(2)(3) 65,013 2,670
T-Mobile U.S. (1) 950,114 102,774
Tesla (1) 57,941 54,274
UiPath, Class A (1)(4) 224,622 8,205
Ultragenyx Pharmaceutical (1) 323,381 22,614
UnitedHealth Group  596,606 281,938
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $1,402 (1)(2)(3) 11,378 1,487
Western Alliance Bancorp  1,311,857 130,123
Zoom Video Communications, Class A (1) 120,986 18,666
4,021,529
Convertible Preferred Stocks 0.8%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $7,106 (1)(2)(3) 157,791 10,729
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $8,274 (1)(2)(3) 121,690 8,274
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $726 (1)(2)(3) 426 726
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $82 (1)(2)(3) 48 82
Canva, Series A-4, Acquisition Date: 12/17/21, Cost $7 (1)(2)(3) 4 7
Databricks, Series F, Acquisition Date: 10/22/19, Cost $2,194 (1)
(2)(3) 51,091 11,263
Databricks, Series G, Acquisition Date: 2/1/21, Cost $1,618 (1)
(2)(3) 9,121 2,011
Databricks, Series H, Acquisition Date: 8/31/21, Cost $5,195 (1)
(2)(3) 23,566 5,195
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $1,003 (1)(2)(3) 220,032 1,659
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $1,881 (1)(2)(3) 284,475 2,145
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,927 (1)(2)(3) 520,600 3,927
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,673 (1)
(2)(3) 89,353 8,196
54,214
Total United States (Cost
$3,391,840
)
4,075,743

T. ROWE PRICE Global Stock Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.09% (5)(6) 18,620,097 18,620
Total Short-Term Investments (Cost $18,620) 18,620
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 0.09% (5)(6) 36,632,437 36,632
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 36,632
Total Securities Lending Collateral (Cost $36,632) 36,632
Total Investments in Securities 100.8%
(Cost $5,891,142) $ 7,122,484
Other Assets Less Liabilities (0.8)% (55,392)
Net Assets 100.0% $ 7,067,092

T. ROWE PRICE Global Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $138,043 and represents 2.0% of net assets.
(4) All or a portion of this security is on loan at January 31, 2022.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 3++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 41,212  ¤  ¤ $ 55,252
T. Rowe Price Short-Term Fund 16,379  ¤  ¤ —
Total $ 55,252^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $55,252.

T. ROWE PRICE Global Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2022, totaled $(309,000) for the period ended
January 31, 2022.
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,344,668 $ 2,510,176 $ 75,209 $ 6,930,053
Convertible Preferred Stocks — — 61,296 61,296
Preferred Stocks — 75,883 — 75,883
Short-Term Investments 18,620 — — 18,620
Securities Lending Collateral 36,632 — — 36,632
Total $ 4,399,920 $ 2,586,059 $ 136,505 $ 7,122,484
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
1/31/22
Investment in Securities
Common Stocks $ 67,794 $ (777) $ 8,192 $ 75,209
Convertible Preferred Stocks 56,087 468 4,741 61,296
Total $ 123,881 $ (309) $ 12,933 $ 136,505

T. ROWE PRICE Global Stock Fund

significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F113-054Q1 01/22